ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704 WWW.ROPESGRAY.COM

June 4, 2010	David J. Marcinkus
T +1 212 596 9677
F +1 646 728 6286 david.marcinkus@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 81 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 83 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the establishment of a new series of the Trust, RS Capital Appreciation Fund. Pursuant to the provisions of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

Any questions or comments with respect to the Amendment should be directed to the undersigned at (212) 596-9677.

Very truly yours,

/s/ DAVID J. MARCINKUS
David J. Marcinkus

Cc:	Mr. James O’Connor, Esq.
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.